Income Tax - Reconciliation Aggregate Changes in Balance of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Income Tax Disclosure [Abstract]
Beginning gross unrecognized tax benefits	$ 27	$ 12	$ 10
Settlements with taxing authorities			(1)
Increases in tax positions for prior years			1
Decreases in tax positions for prior years	(14)		(1)
Increases in tax positions for current year	4	15	3
Ending gross unrecognized tax benefits	$ 17	$ 27	$ 12